Note 21 - Reclassifications	9 Months Ended
Sep. 30, 2014
Disclosure Text Block [Abstract]
Reclassifications [Text Block]
21.	Reclassifications:

Certain amounts in the prior period, including strategic alternative expenses previously included in general and administrative expenses in the condensed consolidated statement of operations have been reclassified to conform to the classification used in the current period.